Average Annual Total Returns		12 Months Ended	18 Months Ended	48 Months Ended
		Dec. 31, 2024	Dec. 31, 2024 [4]	Dec. 31, 2024 [2]
Polar Capital Emerging Market Stars Fund | MSCI Emerging Markets Index (reflects no deductions for fees or expenses)*
Prospectus [Line Items]
Average Annual Return, Percent	[1]	7.50%		(2.03%)
Polar Capital Emerging Market Stars Fund | Polar Capital Emerging Market Stars Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent		6.91%		(4.09%)
Polar Capital Emerging Market Stars Fund | Polar Capital Emerging Market Stars Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.02%		(4.37%)
Polar Capital Emerging Market Stars Fund | Polar Capital Emerging Market Stars Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		4.34%		(3.09%)
Polar Capital Emerging Market Ex-China Stars Fund | MSCI EM (Emerging Markets) ex China Index
Prospectus [Line Items]
Average Annual Return, Percent	[3]	3.56%	8.56%
Polar Capital Emerging Market Ex-China Stars Fund | Polar Capital Emerging Market Ex-China Stars Fund Shares
Prospectus [Line Items]
Average Annual Return, Percent		3.46%	7.17%
Polar Capital Emerging Market Ex-China Stars Fund | Polar Capital Emerging Market Ex-China Stars Fund Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		3.12%	6.84%
Polar Capital Emerging Market Ex-China Stars Fund | Polar Capital Emerging Market Ex-China Stars Fund Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.29%	5.47%

[1]	Index returns shown are net of withholding taxes.
[2]	The Fund’s inception date was December 30, 2020.
[3]	Index returns shown are net of withholding taxes.
[4]	The Fund’s inception date was June 30, 2023.